Taxation (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
Composition of Income Tax Expense

	For the year ended December 31, (in thousands)
	2013	2014	2015
Income/(loss) from foreign entities	$(35,175)	$(48,460)	$53,752
Income from PRC entities	357,980	29,794	190,930

Income/(loss) before income tax expenses	$322,805	$(18,666)	$244,682
Current income tax expense	$28,909	$21,930	$44,668
Deferred tax	5,382	(20,965)	8,009

Income tax expenses applicable to PRC entities	$34,291	$965	$52,677
Foreign withholding tax expense	2,092	1,528	1,378

Income tax expense	$36,383	$2,493	$54,055

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	For the year ended December 31,
	2013	2014	2015
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	(19.5)%	115.8%	(12.8)%
Tax differential from statutory rate applicable to overseas subsidiaries	1.2%	(37.9)%	3.7%
Effect of withholding taxes	2.7%	(26.7)%	1.6%
Changes in valuation allowance	2.4%	(69.5)%	(2.7)%
Other permanent book-tax differences	(0.5)%	(20.1)%	7.3%

Effective CIT rate	11.3%	(13.4)%	22.1%

Combined Effects of Income Tax Expense Exemption and Reduction

	For the year ended December 31,
	2013	2014	2015
Tax holiday effect	$62,893	$21,619	$31,431
Basic earnings per share	$0.59	$0.20	$0.30

Deferred Tax Assets and Liabilities

	As of December 31, (in thousands)
	2014	2015
Deferred tax assets
Net operating loss from operations	$61,450	$40,788
Intangible assets	2,261	3,308
Accrued salary and benefits	7,871	4,678
Others	3,471	1,162

Total deferred tax assets	75,053	49,936
Less: Valuation allowance	(51,431)	(32,534)

Net deferred tax assets	$23,622	$17,402

Deferred tax liability
Related to acquired intangible assets	$1,805	$—
Withholding tax related to distribution of dividend	22,356	24,884
VAT refund	3,943	3,616

Net deferred tax liabilities	$28,104	$28,500